Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisition [Line Items]
Schedule of changes in the Group's goodwill by segment
The following sets forth the changes in the Group’s goodwill by segment:

Learning services
RMB
Balance as of January 1, 2021	6,938
Acquisition	103,006

Balance as of December 31, 2021	109,944

Balance as of December 31, 2022	109,944

Balance as of December 31, 2023	109,944

Private Company Providing Kids STEAM Education Courses To Students [Member]
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and the liabilities assumed	Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of the acquisition date
RMB
Cash consideration	6,050

Total	6,050

Cash and cash equivalents	354
Other tangible assets	470
Liabilities assumed	(11,869)
Goodwill	17,095

Total	6,050

Private Company Providing Offline After-school Tutoring Services [Member]
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and the liabilities assumed
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

	As of the acquisition date	Amortization Period
	RMB
Cash consideration	122,000
Previously held equity interest	27,544
Redeemable noncontrolling interests	106,368

Total	255,912

Cash and cash equivalents	165,783
Other tangible assets	18,040
Identifiable intangible assets:
Trademark	46,000	10 years
Licenses	6,500	10 years
Copyright	4,000	5 years
Students base	3,250	3 years
Deferred tax liabilities	(8,963)
Liabilities assumed	(64,609)
Goodwill	85,911

Total	255,912